The consolidated information comprises the financial statements of the Braskem S.A. and the following entities: (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary1 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		BM Insurance Company Limited ("BM Insurance")
Headquarters		Bermuda
Total voting interest		100.00%	100.00%	100.00%
Subsidiary2 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem America Finance Company ("Braskem America Finance")
Headquarters		USA
Total voting interest		100.00%	100.00%	100.00%
Subsidiary3 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem America, Inc. (“Braskem America”)
Headquarters		USA
Total voting interest		100.00%	100.00%	100.00%
Subsidiary4 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Argentina S.A. (“Braskem Argentina”)
Headquarters		Argentina
Total voting interest		100.00%	100.00%	100.00%
Subsidiary31 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Energy Ltda ("Braskem Energy")
Headquarters	[1]	Brazil
Total voting interest	[1]	100.00%
Subsidiary5 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Europe GmbH ("Braskem Alemanha")
Headquarters		Germany
Total voting interest		100.00%	100.00%	100.00%
Subsidiary6 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Finance Limited (“Braskem Finance”)
Headquarters		Cayman Islands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary22 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	[2]	Braskem Green S.A. ("Braskem Brasil Green")
Headquarters	[2]	Brazil
Total voting interest	[2]	100.00%
Subsidiary7 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Idesa S.A.P.I. ("Braskem Idesa")
Headquarters		Mexico
Total voting interest		75.00%	75.00%	75.00%
Subsidiary8 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")
Headquarters		Mexico
Total voting interest		75.00%	75.00%	75.00%
Subsidiary9 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Incorporated Limited ("Braskem Inc.")
Headquarters		Cayman Islands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary101 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem India Private Limited ("Braskem India")
Headquarters		Índia
Total voting interest		100.00%	100.00%
Subsidiary11 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")
Headquarters		Mexico
Total voting interest		100.00%	100.00%	100.00%
Subsidiary13 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")
Headquarters		Mexico
Total voting interest		100.00%	100.00%	100.00%
Subsidiary12 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Mexico, S. de RL de CV ("Braskem México")
Headquarters		Mexico
Total voting interest		100.00%	100.00%	100.00%
Subsidiary14 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands B.V. ("Braskem Holanda")
Headquarters		Netherlands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary15 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)
Headquarters		Netherlands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary30 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	[3]	Braskem Netherlands Green B.V. (“Braskem Holanda Green”)
Headquarters	[3]	Netherlands
Total voting interest	[3]	100.00%
Subsidiary16 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc.”)
Headquarters		Netherlands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary17 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Braskem Petroquímica Chile Ltda. (“Braskem Chile”)
Headquarters		Chile
Total voting interest		100.00%	100.00%	100.00%
Subsidiary18 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Cetrel S.A. ("Cetrel")
Headquarters		Brazil
Total voting interest		63.70%	63.70%	63.70%
Subsidiary19 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Distribuidora de Água Camaçari S.A. ("DAC")
Headquarters		Brazil
Total voting interest		63.70%	63.70%	63.70%
Subsidiary20 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Lantana Trading Co. Inc. (“Lantana”)
Headquarters		Bahamas
Total voting interest		100.00%	100.00%	100.00%
Subsidiary21 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	[4]	Terminal Quimica Puerto México ("Terminal Química")
Headquarters	[4]	Mexico
Total voting interest	[4]	75.00%
Specific purpose entity1 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")
Headquarters		Brazil
Total voting interest		100.00%	100.00%	100.00%
Specific purpose entity2 member
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name		Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")
Headquarters		Brazil
Total voting interest		100.00%	100.00%	100.00%

[1]	Subsidiary incorporated in April 2021 is currently in the preoperational phase. The main activities will include power trading and rendering management and representation services in the Free Energy Contracting Environment.
[2]	Subsidiary incorporated in November 2021 is currently in the preoperational phase. The main activities will encompass the manufacture, trade, distribution, import and export of renewable products, development of technologies related to this purpose and holding interests in other companies.
[3]	Subsidiary incorporated in September 2021 is currently in the preoperational phase. The main activities will encompass the trade, distribution, import and export of renewable products, development of technologies related to this purpose and holding interests in other companies.
[4]	Subsidiary incorporated in December 2021 is currently in the preoperational phase. The main activities will encompass storing ethane, pumping feedstock to the complex and maintaining materials and its assets.